COMMITMENTS AND CONTINGENCIES (Details 2) (Gel Filling Machine, Aptar Pharma, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Gel Filling Machine | Aptar Pharma
Commitment and contingencies
Amount of commitment to purchase machinery	$ 844,740	$ 842,740
Amount paid	804,132	337,096
Remaining obligation	$ 40,608	$ 505,644